CERTIFICATION OF STRONG SHORT-TERM GLOBAL BOND FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:

                     STRONG ADVISOR SHORT DURATION BOND FUND
                      STRONG ADVISOR STRATEGIC INCOME FUND


STRONG SHORT-TERM GLOBAL BOND FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statement of Additional Information for the Strong Advisor Short Duration Bond Fund and Strong Advisor Strategic Income Fund, filed by the Registrant with the Securities and Exchange Commission on February 25, 2005 (with an effective date of March 1, 2005) pursuant to Post-Effective Amendment No. 25 (File No. 33-74580; 811-8320) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Prospectuses and Statement of Additional Information for the Strong Advisor Short Duration Bond Fund and Advisor Strategic Income Fund that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                    STRONG SHORT-TERM GLOBAL BOND FUND, INC.



                                    /s/ Dana J. Russart
                                    ----------------------------------------
                                    By: Dana J. Russart
                                    Title: Vice President

                                    Dated: March 2, 2005